Lease (Details) - Schedule of supplemental balance sheet information related to operating leases - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Supplemental Balance Sheet Information Related To Operating Leases Abstract
Right-of-use assets	$ 580,135
Operating lease liabilities - current	264,396	$ 155,857
Operating lease liabilities - non-current	240,752
Total operating lease liabilities	$ 505,148